UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21126

BlackRock Municipal Income Trust II
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock Municipal Income Trust II
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	August 31, 2007
Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2007
BlackRock Municipal Income Trust II (BLE)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		LONG-TERM INVESTMENTS—153.8%
		Alabama—1.2%
		Birmingham Spl. Care Facs. Fing. Auth, Hlth., Hosp. & Nursing Home RB, Ascension
		Hlth. Proj.,
$ 2,525		Ser. C-2, 5.00%, 11/15/36	11/16@ 100	$2,582,241
1,825		Ser. C-2, 5.00%, 11/15/39	11/16@ 100	1,863,015
				4,445,256
		Arizona—1.0%
3,520		Pima Cnty. Indl. Dev. Auth., Local or Gtd. Hsg. RB, 4.89%, 2/04/12, AMT	06/07@ 100	3,520,000
		California—9.7%
2,250	[2]	Agua Caliente Band of Cahuilla Indians, Casinos Parimutuel Betting RB, 6.00%, 7/01/18	07/13@ 100	2,402,483
2,700		California GO, 5.00%, 6/01/34	12/14@ 100	2,787,912
		Cnty. Tobacco Sec. Agcy., Tobacco Settlement Funded RB,
1,840		Ser. B, Zero Coupon, 6/01/46	06/@16 17.602	193,862
9,710		Ser. C, Zero Coupon, 6/01/55	06/16@ 8.9	498,900
12,410		Stanislaus Cnty. Proj., Ser. D, Zero Coupon, 6/01/55	06/16@ 6.219	422,685
9,100		Hlth. Fac. Fing. Auth., Hlth., Hosp. & Nursing Home RB, Sutter Hlth. Proj.,
		Ser. A,5.25%, 11/15/46	11/16@ 100	9,503,767
3,500		Mobilehome Pk. Fing. Auth., St. Sngl. Fam. Hsg. RB, Millennium Hsg. Corp. Proj.,
		Ser. A, 5.25%, 3/15/34, ACA	03/13@ 102	3,663,590
4,620		San Francisco City & Cnty. Redev. Agcy., Pub. Impvts. ST, Mission Bay South Pub.
		Proj., 6.625%, 8/01/27	08/11@ 101	4,943,261
5,000		Statewide Cmnty. Dev. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mem. Hlth. Svcs. Proj.,
		Ser. A, 5.50%, 10/01/33	04/13@ 100	5,240,650
5,755		Univ. of California, Univ. & Coll. Impvts. RB, Ser. B, 4.75%, 5/15/38	05/13@ 101	5,829,700
				35,486,810
		Colorado—4.9%
1,375		City of Colorado Springs, Mult. Util. Impvts. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15@ 100	1,425,820
10,000	[3]	Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Catholic Hlth. Initiatives Proj.,
		Ser. A, 5.50%, 3/01/32	ETM	10,660,200
4,000		Northwest Pkwy. Pub. Hwy. Auth., Hwy. Tolls RB, Ser. A, 5.25%, 6/15/41, FSA	06/11@ 102	4,197,960
1,375		Pk. Creek Met. Dist., Ppty. Tax Misc. RB, 5.50%, 12/01/37	12/15@ 101	1,447,765
				17,731,745
		District of Columbia—6.3%
1,265		Misc. RB, Friendship Pub. Charter Sch. Proj., 5.25%, 6/01/33, ACA	06/14@ 100	1,306,859
		Tobacco Settlement Fing. Corp., Tobacco Settlement Funded RB,
7,500		6.50%, 5/15/33	No Opt. Call	8,936,850
11,500		6.75%, 5/15/40	05/11@ 101	12,613,890
				22,857,599
		Florida—14.7%
2,650		City of Leesburg, Hlth., Hosp. & Nursing Home Impvts. RB, Leesburg Regl. Med. Ctr. Proj.,
		5.50%, 7/01/32	07/12@ 100	2,730,269
3,990		Cnty. of Orange, Sales Tax RB, 4.75%, 10/01/32, XLCA	10/16@ 100	4,039,316
10		Fishhawk Cmnty. Dev. Dist. II, Pub. Impvts. SA TA, Ser. B, 5.00%, 11/01/07	No Opt. Call	9,999
1,670		JEA, Wtr. Util. Impvts. Wtr. RB, Ser. A, 4.75%, 10/01/36, MBIA	04/11@ 100	1,689,723
4,735		Lakes by the Bay South Cmnty. Dev. Dist., Pub. Impvts. SA RB, Ser. A, 6.25%, 5/01/34	05/14@ 101	5,087,947
3,125		Live Oak Comm. Dev. Dist. No. 1, Pub. Impvts. SA, Ser. A, 6.30%, 5/01/34	05/13@ 101	3,365,656
6,230		Miami Beach Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Mt. Sinai
		Med. Ctr. Proj., 6.75%, 11/15/21	11/14@ 100	6,983,705
6,850	[4]	Orange Cnty. Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Adventist
		Hlth. Sys. Proj., 5.625%, 11/15/12	N/A	7,459,856
14,000	[4]	Pinellas Cnty. Hlth. Fac. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Baycare
		Hlth. Sys., Inc. Proj., 5.50%, 5/15/13	N/A	15,118,180
2,040		Stevens Plantation Cmnty. Dev. Dist., Pub. Impvts. SA, Ser. A, 7.10%, 5/01/35	05/14@ 100	2,206,076

BlackRock Municipal Income Trust II (BLE) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		Florida— (cont'd)
$ 4,520		Sumter Cnty. Ind. Dev. Auth., Indl. Impvts. RB, North Sumter Util. Co. LLC Proj.,
		6.90%,10/01/34, AMT	10/09@ 100	$4,694,427
				53,385,154
		Georgia—1.5%
205		City of Atlanta Port, Arpt. & Marina Impvts. RB, Ser. J, 5.00%, 1/01/34, FSA	01/15@ 100	212,450
5,000		Milledgeville-Baldwin Cnty. Dev. Auth., Univ. & Coll. Impvts. RB, Georgia Coll. & St.
		Univ Fndtn. Proj., 5.625%, 9/01/30	09/14@ 101	5,354,900
				5,567,350
		Illinois—17.3%
2,470	[2]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	2,539,061
4,290		Chicago O'Hare Intl. Arpt., Port, Arpt. & Marina RB, Ser. C-2, 5.25%, 1/01/30, FSA, AMT	01/14@ 100	4,488,799
		Fin. Auth.,
2,310		Coll. & Univ. RB, Edl. Advancement Proj., Ser. B, 5.00%, 5/01/25	11/16@ 100	2,334,116
1,845		Coll. & Univ. RB, Edl. Advancement Proj., Ser. B, 5.00%, 5/01/30	11/16@ 100	1,860,092
910		Hlth., Hosp. & Nursing Home RB, Friendship Vlg. Schaumburg Proj.,
		Ser. A, 5.625%,2/15/37	02/15@ 100	935,962
1,880		Hlth., Hosp. & Nursing Home RB, Northwestern Mem. Hosp. Proj.,
		Ser. A, 5.50%,8/15/43	08/14@ 100	2,024,422
1,125		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. A, 5.125%, 6/01/35	06/14@ 100	1,147,196
900		Univ. & Coll. Impvts. RB, MJH Ed. Asst. LLC Proj., Ser. B, 5.375%, 6/01/35	06/14@ 100	917,604
8,000		Hlth. Facs. Auth., Hlth., Hosp. & Nursing Home RB, Elmhurst Mem. Hosp. Proj.,
		5.50%,1/01/22	01/13@ 100	8,334,640
		Met. Pier & Exposition Auth., Pub. Impvts. St. Tax RB, McCormick Place Expansion Proj.,
45,190		Ser. A, Zero Coupon, 6/15/33, MBIA	No Opt. Call	13,683,984
5,000		Ser. A, Zero Coupon, 6/15/40, MBIA	No Opt. Call	1,084,400
5,490		Mun. Elec. Agcy., Elec., Pwr. & Lt. RB, 4.50%, 2/01/35, FGIC	02/16@ 100	5,353,903
15,000		Sports Facs. Auth., Ded. St. Tax Supported RB, Zero Coupon, 6/15/30, AMBAC	06/15@ 101	13,930,800
4,000	[4]	Vlg. of Bolingbrook, Pub. Impvts. Ad Valorem Ppty. Tax GO,
		Ser. A, 5.375%, 1/01/12, FGIC	N/A	4,247,040
				62,882,019
		Indiana—8.4%
5,000		Hlth. Fac. Fin. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Ascension Hlth. Proj.,
		Ser.F, 5.375%, 11/15/25	11/12@ 101	5,384,350
19,735	[4]	Indianapolis Local Pub. Impvt. Bd. Bank, Wtr. Util. Impvts. RB, Wtr. Wks. Proj., Ser. A,
		5.25%, 7/01/12, MBIA	N/A	20,961,530
4,200		Mun. Pwr. Agcy., Elec., Pwr. & Lt. Impvts. RB, Pwr. Sply. Sys. Proj., Ser. A,
		4.50%,1/01/32 , AMBAC	01/16@ 100	4,120,200
				30,466,080
		Maryland—1.8%
3,000		Frederick Cnty., Pub. Impvts. ST, Urbana Cmnty. Dev. Auth. Proj., Ser. A, 5.95%, 7/01/30	07/07@ 102	3,062,940
		Hlth. & Higher Edl. Facs. Auth.,
2,240		Hlth., Hosp. & Nursing Home Impvts. RB, Medstar Hlth., Inc. Proj., 5.50%, 8/15/33	08/14@ 100	2,365,104
1,000		Hlth., Hosp. & Nursing Home Impvts. RB, Union Hosp. of Cecil Cnty. Proj.,
		5.625%, 7/01/32	07/12@ 100	1,053,820
				6,481,864
		Massachusetts—0.9%
3,145		Wtr. Recs. Auth., Wtr. RB, Ser. A, 5.00%, 8/01/41	08/16@ 100	3,266,649
		Michigan—0.6%
2,305		Hosp. Fin. Auth., Hlth., Hosp. & Nursing Home RB, Henry Ford Hlth. Sys. Proj., Ser. A,
		5.25%, 11/15/46	11/16@ 100	2,382,333
		Mississippi—1.6%
4,950		Lowndes Cnty., Indl. RB, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	5,995,638
		Missouri—1.8%
6,000		370 Missouri Bottom Rd. Taussig Rd. Transp. Dev. Dist. Hazelwood, Pub. Impvts. Sales
		Tax RB, 7.20%, 5/01/33	05/13@ 100	6,630,420
		Multi-State—3.7%
		Charter Mac Equity Issuer Trust,
1,000	[2]	Ser. A, 5.75%, 4/30/15	No Opt. Call	1,066,670
3,500	[2]	Ser. A, 6.00%, 4/30/19	No Opt. Call	3,846,885
5,000	[2]	Ser. B, 6.00%, 4/30/15	No Opt. Call	5,342,050

BlackRock Municipal Income Trust II (BLE) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		Multi-State— (cont'd)
$ 3,000	[2]	Ser. B, 6.30%, 4/30/19	No Opt. Call	$3,201,990
				13,457,595
		Nevada—2.3%
2,855		Cnty. of Clark Private Schs. RB, Alexander Dawson Sch. Rainbow Proj., 5.00%, 5/15/29	05/16 @ 100	2,942,220
2,565		Henderson Local Impvt. Dist. No. T-14, Pub. Impvts. SA, 5.80%, 3/01/23	09/07 @ 103	2,646,003
2,900		Truckee Meadows Wtr. Auth. Wtr. RB, 4.875%, 7/01/34, XLCA	07/16 @ 100	2,969,368
				8,557,591
		New Jersey—12.5%
		Econ. Dev. Auth.,
10,000		Econ. Impvts. Elec., Pwr. & Lt. RB, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/31, AMT	No Opt. Call	11,863,400
4,000		Econ. Impvts. Misc. RB, Cigarette Tax Proj., 5.75%, 6/15/34	06/14 @ 100	4,274,600
9,000		Econ. Impvts. RB, Cigarette Tax Proj., 5.50%, 6/15/31	06/14 @ 100	9,483,840
10,100		Port, Arpt. & Marina Impvts. RB, Contl. Airlines, Inc. Proj., 7.20%, 11/15/30, AMT	11/10 @ 101	10,843,764
7,475		SA, Kapkowski Rd. Landfill Proj., 6.50%, 4/01/28	No Opt. Call	9,103,728
				45,569,332
		New Mexico—1.6%
5,200	[4]	Hsg. Auth., St. Multi-Fam. Hsg. RB, Villa Delaware Oso Apts. Proj., Ser. A, 6.00%,
		1/01/13	N/A	5,796,180
		New York—8.1%
985	[5]	Albany Indl. Dev. Agcy., Sch. Impvts. Lease Approp. RB, New Covenant Charter Sch.
		Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	960,188
2,845		Env. Facs. Corp., Swr. Impvts. Misc. RB, NYC Mun. Wtr. Proj., Ser. B, 5.00%, 6/15/31	06/12 @ 100	2,936,922
5,425		Liberty Dev. Corp., Indl. Impvts. Misc. RB, Goldman Sachs Group., Inc. Proj., 5.25%,
		10/01/35	No Opt. Call	6,025,982
3,775		Met. Transp. Auth., Misc. RB, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	3,901,349
6,700		New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB, American Airlines,
		Inc./JFK Intl. Arpt. Proj., 7.75%, 8/01/31, AMT	08/16 @ 101	8,061,574
7,325		Port Auth. of New York & New Jersey, Port, Arpt. & Marina Impvts. RB, Contl./Eastn.
		LaGuardia Proj., 9.00%, 12/01/10, AMT	07/07 @ 100	7,472,159
				29,358,174
		North Carolina—2.2%
7,500		Gaston Cnty. Indl. Facs. & Poll. Ctrl. Fing. Auth., Indl. Impvts. RB, 5.75%, 8/01/35, AMT	08/15 @ 100	7,864,650
		Ohio—2.5%
9,140		Air Qual. Dev. Auth., Rec. Recovery RB, Dayton Pwr. & Lt. Co. Proj., 4.80%, 1/01/34,
		FGIC	07/15 @ 100	9,263,116
		Oklahoma—2.1%
3,000		Dev. Fin. Auth., Hlth., Hosp. & Nursing Home RB, St. John Hlth. Sys. Proj., 5.00%,
		2/15/42	02/17 @ 100	3,045,900
3,925		Tulsa Mun. Arpt. Trust, Port, Arpt. & Marina Impvts. RB, AMR Corp. Proj., Ser. A, 7.75%,
		6/01/35, AMT	No Opt. Call	4,597,235
				7,643,135
		Pennsylvania—5.5%
		Econ. Dev. Fing. Auth.,
8,425		Elec., Pwr. & Lt. Impvts. RB, Reliant Energy, Inc. Proj., Ser. A, 6.75%, 12/01/36, AMT	06/11 @ 103	9,305,412
5,175		Trans. Impvts. Lease Renewal RB, Amtrak Proj., Ser. A, 6.375%, 11/01/41, AMT	05/11 @ 101	5,510,340
5,000		Monroe Cnty. Hosp. Auth., Hlth., Hosp. & Nursing Home Impvts. RB, Pocono Med. Ctr.
		Proj., 6.00%, 1/01/43	01/14 @ 100	5,345,800
				20,161,552
		Puerto Rico—2.5%
4,000		Elec. Pwr. Auth., Elec., Pwr. & Lt. RB, Ser. UU, 5.00%, 7/01/22, FSA	07/17 @ 100	4,257,320
4,370		Hwy. & Transp. Auth., Hwy. Impvts. Tolls RB, Ser. N, 5.25%, 7/01/36	No Opt. Call	4,937,007
				9,194,327
		South Carolina—5.3%
		Greenwood Cnty., Hlth., Hosp. & Nursing Home Impvts. RB, Self Mem. Hosp. Facs. Proj.,
3,280		5.50%, 10/01/26	10/11 @ 100	3,419,400
3,250		5.50%, 10/01/31	10/11 @ 100	3,381,625

BlackRock Municipal Income Trust II (BLE) (continued)
(Percentages shown are based on Net Assets)

Principal
Amount			Option Call
(000)		Description	Provisions[1]	Value
		South Carolina— (cont'd)
		Jobs-Econ. Dev. Auth., Hlth., Hosp. & Nursing Home RB,
$ 3,750		Georgetown Mem. Hosp. Proj., 5.375%, 2/01/30, RAA	08/11 @ 100	$3,887,588
5,000	[4]	Palmetto Hlth. Alliance Proj., 6.875%, 8/01/13	N/A	5,772,487
2,640		Ser. A, 6.25%, 8/01/31	08/13 @ 100	2,907,062
				19,368,162
		Tennessee—2.8%
20,405		Knox Cnty. Hlth., Edl. & Hsg. Facs. Brd., Hlth., Hosp. & Nursing Home RB, Ser. A, Zero
		Coupon, 1/01/21, FSA	01/13 @ 63.44	10,036,607
		Texas—18.2%
2,015	[4]	Dallas Area Rapid Trans., Sales Tax RB, 5.00%, 12/01/11, AMBAC	N/A	2,107,368
20,000		Gulf Coast Wst. Disp. Auth., Indl. RB, Intl. Paper Co. Proj., Ser. A, 6.10%, 8/01/24, AMT	08/12 @ 100	21,222,600
25,375		Harris Cnty.-Houston Sports Auth., Lease RB, Ser. A-3, Zero Coupon, 11/15/36, MBIA	11/24 @ 49.423	5,458,162
		Lower Colorado River Auth., Misc. RB,
5	[4]	Ser. A, 5.00%, 5/15/13, MBIA	N/A	5,282
1,300		Ser. A, 5.00%, 5/15/31, MBIA	05/13 @ 100	1,341,132
930		Montgomery Cnty. Mun. Util. Dist. No. 46, Pub. Impvts. Ad Valorem Ppty. Tax GO,
		4.75%, 3/01/30, MBIA	03/14 @ 100	939,030
		Tpke. Auth., Hwy. Impvts. Tolls RB,
73,370		Zero Coupon, 8/15/36, AMBAC	08/12 @ 24.171	13,988,724
65,000		Zero Coupon, 8/15/37, AMBAC	08/12 @ 22.708	11,643,450
27,600		Zero Coupon, 8/15/38, AMBAC	08/12 @ 21.384	4,655,568
4,575		Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	4,686,218
				66,047,534
		Virginia—6.4%
12,980		Alexandria Redev. & Hsg. Auth., Local Hsg. RB, 3001 Pk. Ctr. Apts. Proj., Ser. A, 6.375%,
		4/01/34	04/08 @ 103	13,468,827
9,000		Halifax Cnty. Indl. Dev. Auth., Indl. RB, Old Dominion Elec. Coop. Proj., 5.625%,
		6/01/28, AMBAC, AMT	06/13 @ 101	9,738,180
				23,207,007
		Washington—1.9%
1,960		Cnty. of King, Swr. RB, 5.00%, 1/01/36, FSA	01/16 @ 100	2,040,399
4,820		Hlth. Care Facs. Auth., Hlth., Hosp. & Nursing Home RB, Providence Hlth. Sys. Proj., Ser.
		A, 4.625%, 10/01/34, FGIC	10/16 @ 100	4,742,543
				6,782,942
		West Virginia—1.8%
1,115		Econ. Dev. Auth., Correctional Fac. Impvts. Lease RB, Correctional Juvenile Safety Proj.,
		Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	1,160,380
5,000		Mason Cnty. Poll. Ctrl., Rec. Recovery Impvts. RB, Appalachian Pwr. Co. Proj., Ser. L,
		5.50%, 10/01/22	10/11 @ 100	5,232,600
				6,392,980
		Wisconsin—2.7%
		Hlth. & Edl. Facs. Auth., Hlth., Hosp. & Nursing Home RB,
3,930		Aurora Hlth. Care Proj., 6.40%, 4/15/33	04/13 @ 100	4,322,803
5,000	[4]	Wheaton Franciscan Svcs. Proj., 5.75%, 2/15/12	N/A	5,410,650
				9,733,453
		Total Long-Term Investments (cost $518,085,582)		559,533,254
Shares
(000)
		MONEY MARKET FUND—1.0%
3,500	[6,7]	Merrill Lynch Institutional Tax Exempt Fund, 3.60% (cost $3,500,000)		3,500,000
		Total Investments —154.8% (cost $521,585,5828)		$563,033,254
		Other assets in excess of liabilities —1.7%		6,261,059
		Preferred shares at redemption value, including dividends payable —(56.5)%		(205,616,802)
		Net Assets Applicable to Common Shareholders —100%		$363,677,511

1	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

2	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2007, the Trust held 5.1% of its net assets, with a current market value of $18,399,139, in securities restricted as to resale.

3	Security is collateralized by Municipal or U.S. Treasury obligations.

4	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

5	Illiquid security. As of May 31, 2007, the Trust held 0.3% of its net assets, with a current market value of $960,188, in these securities.

6	Represents an investment in an affiliate.

7	Represents current yield as of May 31, 2007.

8	Cost for federal income tax purposes is $521,564,677. The net unrealized appreciation on a tax basis is $41,468,577, consisting of $41,977,884 gross unrealized appreciation and $509,307 gross unrealized depreciation.

BlackRock Municipal Income Trust II (BLE) (continued)
(Percentages shown are based on Net Assets)

KEY TO ABBREVIATIONS

ACA	—	American Capital Access	MBIA	—	Municipal Bond Insurance Assoc.
AMBAC	—	American Municipal Bond Assurance Corp.	RAA	—	Radian Asset Assurance
AMT	—	Subject to Alternative Minimum Tax	RB	—	Revenue Bond
ETM	—	Escrowed to Maturity	SA	—	Special Assessment
FGIC	—	Financial Guaranty Insurance Co.	ST	—	Special Tax
FSA	—	Financial Security Assurance	TA	—	Tax Allocation
GO	—	General Obligation	XLCA	—	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Municipal Income Trust II

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: July 25, 2007